Employee Stock and Benefit Plans (Stock-Based Compensation Expense Recognized In Consolidated Statement Of Earnings) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Oct. 02, 2011	Oct. 03, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	$ 153.6	$ 145.2	$ 113.6
Total related tax benefit	54.2	51.2	40.6
Total capitalized stock-based compensation included in net property, plant and equipment and inventories on the consolidated balance sheets	2.0	2.1	1.9
Options [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	46.2	60.4	76.8
Restricted Stock Units (RSUs) [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	$ 107.4	$ 84.8	$ 36.8